Dec. 31, 2024
Virtus SGA International Growth Series
Virtus SGA International Growth Series
Investment Objective
The Series has an investment objective of high total return consistent with reasonable risk.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Virtus SGA International Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus SGA International Growth Series - USD ($)	Class A Shares	Class I Shares
Shareholder Fee, Other	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus SGA International Growth Series		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.16%	0.17%
Total Annual Series Operating Expenses		1.16%	0.92%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.03%)
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.14%	0.89%
[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares and 0.89% for Class I Shares through April 30, 2026. Prior to April 30, 2026, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus SGA International Growth Series - USD ($)	Class A Shares	Class I Shares
1 Year	$ 116	$ 91
3 Years	366	290
5 Years	636	506
10 Years	$ 1,407	$ 1,129

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest in securities of issuers located throughout the world. Under normal circumstances, the Series will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the Series’ subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the Series’ portfolio that it believes have superior long-term earnings prospects and attractive valuation. The Series’ equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The Series may invest in companies of all market capitalizations. The Series will allocate its assets among various regions and countries, including emerging markets. From time to time, the Series may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the Series seeks investments across a number of sectors, from time to time, the Series may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Principal Risks
Risk Table - Virtus SGA International Growth Series	Risk [Text Block]
Principal Risks

Principal Risks

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are identified below.

Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the Series to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Sanctions Risk

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Series from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the Series’ liquidity and performance.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

Limited Number of Investments Risk

> Limited Number of Investments Risk: Because the Series may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a Series with a greater number of securities.

Sector Focused Investing Risk

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the Series focuses its investments may cause the value of the Series’ shares to decrease, perhaps significantly.

Focused Investment Risk (Industrial-Related Risk)

> Focused Investment Risk (Industrial-Related Risk): To the extent the Series focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series’ shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.
Convertible Securities Risk

> Convertible Securities Risk: The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the Series.

Geographic Concentration Risk

> Geographic Concentration Risk: A Series that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the Series to decrease, perhaps significantly.

Growth Stocks Risk

> Growth Stocks Risk: The Series’ investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Large Market Capitalization Companies Risk

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Preferred Stocks Risk	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The current subadviser commenced providing services for the Series in June 2019 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q2:	20.53%	Worst Quarter:	2018, Q4:	-18.33%

Average Annual Total Returns (for the periods ended 12/31/2024)
Average Annual Total Returns - Virtus SGA International Growth Series	Label	1 Year	5 Years	10 Years
Class A Shares		(5.59%)	3.96%	2.05%
Class I Shares		(5.34%)	4.23%	2.31%
MSCI AC World ex USA Index (net)	MSCI AC World ex USA Index (net)	5.53%	4.10%	4.80%

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.